Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2015
Vessels Net [Abstract]
Vessels, Net
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2014	$457,244,533	$(88,211,560)	$369,032,973
Transfer to assets held for sale	(123,200,995)	13,349,193	(109,851,802)
Depreciation for the period	-	(9,786,052)	(9,786,052)
Balance June 30, 2015	$334,043,538	$(84,648,419)	$249,395,119